Taxes on income	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxes on income
Note 18. Taxes on income
A. Israeli taxation
1.Corporate tax rates in Israel:
The tax rates relevant to corporations in Israel in the years 2023, 2022 and 2021 is 23%. However, the effective tax rate reported by a company that derives income from a Preferred Enterprise or Preferred Technological Enterprise (as discussed below) is lower.
2.Tax benefits under the Law for Encouragement of Capital Investments, 1959 (“the Investment Law”) Approved/Beneficiary Enterprise
Pursuant to the Investment Law, the Company was awarded “Approved Enterprise” and “Beneficiary Enterprise” status under the government alternative benefits path beginning in 2003 until 2018 (included). During this period the Company was entitled to beneficial tax rates of 0% – 10%. The Company decided to terminate its “Approved” and ”Beneficiary Enterprise” status early and enjoy beneficial tax rates under the “preferred technological enterprise” status effective beginning 2019.
In the event of distribution of dividends from income taxable at 0% tax rate (the “Trapped Earnings”) as part of the Approved Enterprise or Beneficiary Enterprise statuses, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved or Beneficiary Enterprise’s.
During the year ended December 31, 2021, the Company distributed approximately $71,000 attributable to all of the Company’s Trapped Earnings and recorded a related income tax expense of approximately $7,000.
During October 2022, a final ruling was signed by the Company and the ITA, according to which, the Company paid approximately $4,900.
3.Tax benefits under the Law for Encouragement of Preferred Enterprise and Preferred Technology Enterprise
On May 16, 2017 the Knesset Finance Committee approved Encouragement of Capital Investment Regulations (Preferred Technological Income and Capital Gain of Technological Enterprise) — 2017 (hereinafter: “the Regulations”), which provides rules for applying the “Preferred Technological Enterprise” tax benefit track including the formula that provides the mechanism for allocating the technological income eligible for the benefits
Commencing in 2019 the Company elected the Preferred Technology Enterprise status to apply under the Law for the Encouragement of Capital Investments (the “Investment Law”). The approval is currently in affect for the tax years 2019 to 2023. The Company expects to continue to meet the conditions to be entitled to the “Preferred Technological Enterprise” status beyond 2023.
Income subject to the Preferred Technology Enterprise status is taxed at reduced tax rate of 12% and income from manufacturing activity in Area A is taxed at reduced tax rate of 7.5%.
4.Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:
Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.
5.Tax Benefits for Research and Development:
Israeli tax law (section 20A to the Israeli Tax Ordinance (New Version), 1961) allows a tax deduction for research and development expenses, including capital expenses, in the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Expenses incurred in scientific research that are not approved by the relevant government ministry are amortized over a three-year period starting from the tax year in which they are paid.
6.Foreign Exchange Regulations:
Under the Foreign Exchange Regulations, the Company calculates its Israeli tax liability in U.S. dollars according to the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. The tax liability, as calculated in U.S. dollars is translated into NIS according to the exchange rate as of December 31 of each year.

B.Income taxes on non-Israeli subsidiaries:
The Company’s subsidiaries incorporated in the US, Germany, Singapore, Australia, Brazil, UK, France, Canada, Japan and India are taxed according to tax laws in the countries of their residence. The Company’s effective tax rate depends on the geographical mix of where its profits are earned. In the year 2023, the Company’s U.S. subsidiary is subject to combined federal and state income taxes of 24% and the subsidiaries in Germany and Singapore are subject to corporation tax at a rate of approximately 33% and 17% respectively. As of December 31, 2023, the Company had approximately $45,431 undistributed earnings of its subsidiaries.
These undistributed earnings were designated as indefinitely reinvested.
In the event of a distribution of those earnings in the form of dividends, a sale of the subsidiaries, or certain other transactions, we may be liable for income taxes, subject to an adjustment, if any, for foreign tax credits and foreign withholding taxes payable to certain foreign tax authorities.
C.Deferred taxes
Deferred taxes recognized for the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes. Significant components of the deferred tax liabilities and assets are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Deferred research and development cost	$2,661	$4,410
Employee related liabilities	3,275	2,023
Intangible assets	857	991
Goodwill	1,647	2,851
Deferred revenues	2,563	2,167
Carryforward loss	—	1,826
Operating lease liability	2,732	2,094
Issuance costs	—	675
Marketable securities	13	189
Derivative instruments	—	52
Property and equipment	39	—
Other	749	765
Total deferred tax assets	14,536	18,043

Deferred tax liabilities:
Deferred costs	3,066	1,946
Intangible assets	337	497
Goodwill	445	237
Property and equipment	874	777
Operating lease right-of-use assets	2,652	2,022
Derivative instruments	119	—
Marketable securities	15	—
Other	4	53
Total deferred tax liabilities	7,512	5,532
Total deferred tax assets, net	$7,024	$12,511
A reconciliation of the amount that would result from applying the Company’s statutory tax rate in Israel to income before income tax expense to the reported amount of income tax expense allocated to continuing operations is as follows:

	Year Ended December 31,
	2023	2022	2021
Income before income taxes expense, as reported in the consolidated statements of operations	$(75,563)	$120,760	$82,305
Statutory tax rate in Israel	23%	23%	23%
Theoretical taxes on income	(17,379)	27,775	18,930
Foreign subsidiaries taxed at different tax rates	565	104	167
Preferred tax rates in Israel	9,713	(12,121)	(7,598)
Remeasurement of liability instruments	14,322	(14,024)	(8,145)
Non-deductible expense	823	400	1,363
Taxes in respect of prior years	(1,193)	103	(125)
Tax on dividend distributed from trapped earnings	—	(2,369)	7,068
Research and development tax credits	(2,087)	—	—
Other	773	87	(751)
Actual tax expense (income)	$5,537	$(45)	$10,909

(Loss) income before income tax expense is comprised as follows:

	Year Ended December 31,
	2023	2022	2021
Domestic	$(88,298)	$110,187	$71,434
Foreign	12,735	10,573	10,871
	$(75,563)	$120,760	$82,305

Tax expense (income) allocated to continuing operations is comprised as follows:

	Year Ended December 31,
	2023	2022	2021
Current:
Domestic	$3,010	$(2,573)	$9,665
Foreign	(2,876)	4,920	2,882
Total current tax expense:	134	2,347	12,547

Deferred:
Domestic	1,596	(85)	(10)
Foreign	3,807	(2,307)	(1,628)
Total deferred tax benefit	5,403	(2,392)	(1,638)
Total tax expense (income)	$5,537	$(45)	$10,909
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31, 2023	December 31, 2022
Unrecognized tax benefits, beginning of year	$3,073	$3,238
Decreases in tax positions for prior years	(436)	(452)
Increases in tax positions for current year	892	287
Unrecognized tax benefits, end of year	$3,529	$3,073
Interest expense recognized related to uncertain tax positions amounted to $173 , $129 and $92 in 2023 , 2022 and 2021, respectively. Total accrued interest as of December 31, 2023 and 2022 was $470 and $297, respectively, and were included in accrued expenses.
The Company currently does not expect unrecognized tax benefits to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.
The Company’s income tax assessments in Israel through the year 2017 are considered final.
The Company is subject to income tax in other jurisdictions outside of Israel, of which the major jurisdiction is the U.S. The Company’s operation in the US is subject to potential examination for tax years 2020 and afterwards.
Timing of the resolution of audits is highly uncertain and therefore, as of December 31, 2023, the Company cannot estimate the change in unrecognized tax benefits resulting from these audit within the next 12 months.